Loan, Net - Schedule of Reconciliation of Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans, Net [Abstract]
Opening balance	$ 250	$ 500
Amortization of discount relating to straight loan	26	31
Repayment of principal relating to straight loan	(290)	(292)
Exchange rate differences	14	11
Closing balance		$ 250